Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of transactions with related parties

	Pfizer companies			GlaxoSmithKline companies
	2022 £m	2021 £m	2020 £m	Period ended 18 July 2022 £m	2021 £m	2020 £m
Sales of goods	–	–	17	91	114	397
Purchases of goods	–	–	(11)	(41)	(81)	(81)
Services, royalties, and other income	–	–	17	74	20	49
Services, royalties, and other expense	(5)	(68)	(121)	(135)	(354)	(384)
Interest income	12	–	–	30	10	12
Interest expense	–	–	–	(2)	(4)	(6)
Dividend paid	3,801	367	735	8,129	781	1,636

Balance outstanding as at 31 December:

	Pfizer companies		GlaxoSmithKline companies
	2022 £m	2021 £m	2022 £m	2021 £m
Other amounts owing to related parties	–	(7)	–	(203)
Other amounts owing from related parties	–	–	51	542
Loan amounts owing to related parties	–	–	–	(825)
Loan amounts owing from related parties	–	–	–	1,508